Provisions - Cost of Benefit (Detail) - Long-term employee benefits [member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Current services cost	$ 426	$ 209
Reduction - service costs	(1,466)
Interest expense on obligation	497	447
Total	$ (543)	$ 656